Trade receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Trade receivable, net
Trade receivable, net	¥ 119,823	$ 17,134	¥ 135,112
Within 3 months
Trade receivable, net
Trade receivable, net	107,501		75,719
Between 3 months and 6 months
Trade receivable, net
Trade receivable, net	9,533		50,223
Between 6 months and 1 year
Trade receivable, net
Trade receivable, net	2,183		904
More than 1 year
Trade receivable, net
Trade receivable, net	¥ 606		¥ 8,266